5. DERIVATIVE LIABILITY (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivative liability	$ 2,292,254	$ 0
Fair Value Inputs Level 1 [Member]
Derivative liability	0
Fair Value Inputs Level 2 [Member]
Derivative liability	0
Fair Value Inputs Level 3 [Member]
Derivative liability	$ 2,292,254